UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

Bruce Fund, Inc.

20 N. Wacker Drive, Suite 2414

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

R. Jeffrey Bruce

Bruce and Co.

20 N. Wacker Drive, Suite 2414

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-9160

Date of fiscal year end: 6/30

Date of reporting period: 3/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Bruce Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Shares/ Principal Amount			Fair Value
Common Stocks — 50.8%

Consumer Discretionary — 2.2%
150,000	General Motors Co.	$	5,304,000
1,357,843	Sirius XM Holdings, Inc.		6,992,891

			12,296,891

Consumer Staples — 1.4%
100,000	Bunge Ltd. (Bermuda)		7,926,000

Energy — 0.1%
31,650	Gevo, Inc. *		36,081
155,968	PetroQuest Energy, Inc. *		427,352

			463,433

Financials — 4.1%
250,000	Allstate Corp.		20,372,500
211,502	GAINSCO, Inc.		3,066,779

			23,439,279

Health Care — 9.8%
124,500	Abbott Laboratories		5,529,045
124,500	AbbVie, Inc.		8,112,420
155,677	Agenus, Inc. *		586,902
50,000	Allergan PLC *		11,946,000
416,746	Durect Corp. *		437,583
733,094	EDAP TMS S.A. ADR *		2,038,001
200,000	Merck & Co., Inc.		12,708,000
9,926	Perrigo Co. PLC (Ireland)		658,987
350,000	Pfizer, Inc.		11,973,500
3,170	Prothena Corp. PLC (Ireland) *		176,854
64,581	Supernus Pharmaceuticals, Inc. *		2,021,385

			56,188,677

Industrials — 10.7%
153,400	AMERCO		58,474,546
1,070,073	Astrotech Corp. *		1,401,796
43,436	Titan International, Inc.		449,128
15,300	US Ecology, Inc.		716,805

			61,042,275

Information Technology — 2.5%
130,000	Actua Corp. *		1,826,500
70,000	International Business Machines Corp.		12,189,800

			14,016,300

Materials — 2.4%
25,000	Ashland Global Holdings, Inc.		3,095,250
590,671	Flotek Industries, Inc. *		7,554,682
200,000	Goldcorp, Inc. (Canada)		2,918,000
199,270	Solitario Exploration & Royalty Corp. *		163,401

			13,731,333

See accompanying notes which are an integral part of this schedule of investments.

Bruce Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Shares/ Principal Amount			Fair Value

Utilities — 17.6%
200,000	Avista Corp.	$	7,810,000
296,212	Calpine Corp. *		3,273,143
450,000	CMS Energy Corp.		20,133,000
300,000	Duke Energy Corp.		24,603,000
200,000	NextEra Energy, Inc.		25,674,000
22,560	WEC Energy Group, Inc.		1,367,813
400,000	Xcel Energy, Inc.		17,780,000

			100,640,956

Total Common Stocks (Cost $177,930,882)			289,745,144

Convertible Preferred Stocks — 1.2%

Consumer Staples — 0.5%
27,400	Bunge Ltd. (Bermuda), 4.88%		2,938,650

Energy — 0.6%
187,230	PetroQuest Energy, Inc., Series B, 6.88%		3,276,525

Utilities — 0.1%
10,000	AES Trust III, 6.75%		511,250

Total Convertible Preferred Stocks (Cost $9,642,535)			6,726,425

Corporate Bonds — 5.9%

Consumer Discretionary — 0.3%
1,500,000	Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (a)		1,672,500

Energy — 1.1%
100,419,000	ATP Oil & Gas Corp., 11.88%, 5/1/15 (b)		1,004
1,000,000	Gevo, Inc., 7.50%, 7/1/22, Callable 7/1/17 @ 100 (c)		800,000
7,383,226	PetroQuest Energy, Inc., 10.00%, 2/15/21, Callable 2/15/18 @105 (a)		5,537,420

			6,338,424

Financials — 1.3%
6,000,000	Security Benefit Life Insurance Co., 7.45%, 10/1/33 (a) (c)		7,020,000

Health Care — 1.3%
1,000,000	AMAG Pharmaceuticals, Inc., 7.88%, 9/1/23 (a)		952,500
5,009,000	Fluidigm Corp., 2.75%, 2/1/34, Callable 2/6/21 @100		3,431,165
2,000,000	Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/21 (a)		440,000
1,500,000	Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19 (a)		2,569,688

			7,393,353

See accompanying notes which are an integral part of this schedule of investments.

Bruce Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount			Fair Value

Utilities — 1.9%
4,000,000	Constellation Energy Group, Inc., 7.60%, 4/1/32	$	5,244,884
5,000,000	GenOn Americas Generation LLC, 9.13%, 5/1/31		4,600,000
1,000,000	ONEOK, Inc., 6.00%, 6/15/35		1,037,500

			10,882,384

Total Corporate Bonds (Cost $30,407,790)			33,306,661

Convertible Corporate Bonds — 4.8%
Health Care — 4.8%
5,000,000	AMAG Pharmaceuticals, Inc., 2.50%, 2/15/19		5,465,625
12,951,497	deCODE Genetics, Inc., 3.50%, 4/15/11 (b) (c) (d)		32,379
2,000,000	Inotek Pharmaceuticals Corp., 5.75%, 8/1/21		1,190,000
21,690,000	MannKind Corp., 5.75%, 8/15/18 (c)		10,845,000
1,500,000	Supernus Pharmaceuticals, Inc., 7.50%, 5/1/19 (a)		8,869,688
2,000,000	Xtant Medical Holdings, Inc., 6.00%, 7/15/21 (a) (c)		1,000,000

Total Convertible Corporate Bonds (Cost $40,123,458)			27,402,692

U.S. Government Bonds — 20.0%

35,000,000	U.S. Treasury “Strips”, 0.00%, 5/15/42		16,120,300
30,000,000	U.S. Treasury “Strips”, 0.00%, 8/15/28		22,537,860
30,000,000	U.S. Treasury “Strips”, 0.00%, 8/15/29		21,940,890
20,000,000	U.S. Treasury “Strips”, 0.00%, 2/15/36		12,044,660
20,000,000	U.S. Treasury “Strips”, 0.00%, 2/15/41		9,668,100
20,000,000	U.S. Treasury “Strips”, 0.00%, 5/15/44		8,631,460
16,000,000	U.S. Treasury “Strips”, 0.00%, 2/15/45		6,726,320
20,000,000	U.S. Treasury “Strips”, 0.00%, 11/15/45		8,219,300
20,000,000	U.S. Treasury “Strips”, 0.00%, 5/15/46		8,084,300

Total U.S. Government Bonds (Cost $99,607,099)			113,973,190

U.S. Municipal Bonds — 0.0%
972,551	Indianapolis Airport Authority, 6.50%, 11/15/31 (b) (d)		2,918

Total U.S. Municipal Bonds (Cost $162,383)			2,918

See accompanying notes which are an integral part of this schedule of investments.

Bruce Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Shares				Fair Value

Money Market — 17.8%

101,591,514	Morgan Stanley Institutional Liquidity Government Portfolio, Class I, 0.62% (e)	$		101,591,514

Total Money Market (Cost $101,591,514)				101,591,514

Total Investments – 100.46% (Cost $459,465,661)				572,748,544

Liabilities in Excess of Other Assets – (0.46)%				(2,628,921)

NET ASSETS – 100.00%			$	570,119,623

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	In default.
(c)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(d)	Illiquid security.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2017.

* Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At March 31, 2017, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross Unrealized Appreciation	$149,139,934
Gross Unrealized (Depreciation)	(35,857,051)

Net Unrealized Appreciation on Investments	$113,282,883

Tax Cost	$459,465,661

See accompanying notes which are an integral part of this schedule of investments.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2017

(UNAUDITED)

The Bruce Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in specific country or region.

Securities Valuation and Fair Value Measurements – In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts (ADR’s) are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Bruce and Co., Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchanges are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2017

(UNAUDITED)

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including convertible preferred stocks, corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds, are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2017

(UNAUDITED)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, based on the three levels defined above:

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$12,296,891	$-	$-	$12,296,891
Consumer Staples	7,926,000	-	-	7,926,000
Energy	463,433			463,433
Financials	23,439,279	-	-	23,439,279
Health Care	56,188,677	-	-	56,188,677
Industrials	61,042,275	-	-	61,042,275
Information Technology	14,016,300	-	-	14,016,300
Materials	13,731,333	-	-	13,731,333
Utilities	100,640,956	-	-	100,640,956
Convertible Preferred Stocks
Consumer Staples	2,938,650	-	-	2,938,650
Energy	3,276,525	-	-	3,276,525
Utilities	511,250	-	-	511,250
Corporate Bonds
Consumer Discretionary	-	1,672,500	-	1,672,500
Energy	-	5,538,424	800,000	6,338,424
Financials	-	-	7,020,000	7,020,000
Health Care	-	7,393,353	-	7,393,353
Utilities	-	10,882,384	-	10,882,384
Convertible Corporate Bonds
Health Care	-	15,525,313	11,877,379	27,402,692
U.S. Government Bonds
U.S. Treasury Strips	-	113,973,190	-	113,973,190
U.S. Municipal Bonds	-	2,918	-	2,918
Money Market	101,591,514	-	-	101,591,514

Total	$398,063,083	$154,988,082	$19,697,379	$572,748,544

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. The Fund held a convertible preferred stock that at June 30, 2016 was priced at the prior day close due to lack of trading activity, and was categorized in Level 2. On March 31, 2017, the convertible preferred stock was priced using the current day close provided by the pricing service and was categorized as Level 1. The total transfers from Level 2 to Level 1 was $3,276,525.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2017

(UNAUDITED)

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of March 31, 2017:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At March 31, 2017	Valuation Techniques	Unobservable Input(s)	Range

Corporate Bonds	$7,820,000	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A

Convertible Corporate Bonds	$1,032,379	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A

			Discount for Lack of Marketability	1% - 20%

	$10,845,000	Comparable Security Analysis	Matrix Pricing Range	N/A
			Common Stock Valuation	N/A

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2016	Realized gain (loss)	Amortization /Accretion	Change in unrealized Appreciation (Depreciation)	Purchases	Sales	Transfer in Level 3* (a)	Transfer out Level 3* (b)	Balance as of March 31, 2017
Corporate Bonds	7,020,000	-	11,058	(11,058)	-	-	800,000	-	7,820,000
Convertible Corporate Bonds	16,615,379	-	(5,134)	(4,732,866)	-	-	-	-	11,877,379
Total	$23,635,379	$-	$5,924	$(4,743,924)	$-	$-	$800,000	$-	$19,697,379

* The amount of transfers in and/or out are reflected at the reporting period end.

(a) Transfers in relate primary to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of March 31, 2017.

(b) Transfers out relate primary to securities for which observable inputs became available during the period, and as of March 31, 2017, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of March 31, 2017.

The total change in unrealized depreciation attributable to Level 3 investments still held at March 31, 2017 was $(3,850,114).

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2017

(UNAUDITED)

Restricted Securities – The Fund has acquired several securities, the sale of which is restricted, through private placement. At March 31, 2017, the aggregate market value of such securities listed below amounted to $28,061,796 or 5% of the Fund’s net assets. 71% of the restricted securities are valued using quoted market prices, while the other 29% are valued according to fair value procedures approved by the Board of Directors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The chart below shows the restricted securities held by the Fund as of March 31, 2017:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Land O’ Lakes Capital Trust I, 7.45%, 3/15/28	1/23/09	$1,500,000	$1,060,379	$1,672,500
Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/21	(a)	2,000,000	1,850,896	440,000
Security Benefit Life Insurance Co., 7.45%, 10/1/33 (b)	(c)	6,000,000	5,524,323	7,020,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19	3/4/15	1,500,000	1,551,979	2,569,688
PetroQuest Energy, Inc., 10.00%, 2/15/21	(d)	7,383,286	5,304,867	5,537,420
AMAG Pharmaceuticals, Inc., 7.88%, 9/1/23	5/18/16	1,000,000	883,126	952,500

Convertible Corporate Bonds
Supernus Pharmaceuticals, Inc., 7.50%, 5/1/19	(e)	1,500,000	1,508,208	8,869,688
Xtant Medical Holdings, Inc., 6.00%, 7/15/21 (b)	7/31/15	2,000,000	2,028,777	1,000,000

(a) Purchased multiple taxlots beginning on 6/29/15.

(b) Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(c) Purchased multiple taxlots beginning on 4/21/11.

(d) Purchased multiple tax lots beginning on 2/23/16.

(e) Purchased multiple tax lots beginning on 4/26/13.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q, disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Bruce Fund, Inc.

By
/s/ Robert B. Bruce
Robert B. Bruce, President

Date 5/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Robert B. Bruce
Robert B. Bruce, President

Date 5/10/2017

By
/s/ R. Jeffrey Bruce
R. Jeffrey Bruce, Principal Accounting Officer

Date 5/10/2017